Credit related commitments and contingent liabilities	6 Months Ended
Jun. 30, 2026
Credit related Commitments and Contingent Liabilities [Abstract]
Credit related commitments and contingent liabilities	Credit related commitments and contingent liabilities
Irrevocable lending commitments and lending related contingent liabilities
In the normal course of business, the Group regularly enters into irrevocable lending commitments, including fronting commitments, as well as contingent liabilities consisting of financial and performance guarantees, standby letters of credit and indemnity agreements on behalf of its customers. Under these contracts, the Group is required to perform under an obligation agreement or to make payments to the beneficiary based on third party’s failure to meet its obligations. For these instruments, it is not known to the Group in detail if, when and to what extent claims will be made.
In the event that the Group has to pay out cash in respect of its fronting commitments, the Group would immediately seek reimbursement from the other syndicate lenders. The Group considers all the above instruments in monitoring the credit exposure and may require collateral to mitigate inherent credit risk. If credit risk management provides sufficient evidence about an expected loss from a claim, a provision is established and recorded on the balance sheet.
The following table shows the Group’s revocable lending commitments, irrevocable lending commitments and lending related contingent liabilities without considering collateral or provisions recognized in the balance sheet. The amounts are the maximum potential utilization required by the Group in case all these liabilities entered into must be funded. The table therefore does not show the expected future cash flows required for these liabilities as many of them will expire without being drawn and arising claims will be honored by the customers or can be recovered from proceeds of arranged collateral.
Irrevocable lending commitments and lending related contingent liabilities

in € m.	Jun 30, 2026	Dec 31, 2025
Irrevocable lending commitments	234,228	217,949
Revocable lending commitments	51,599	56,356
Contingent liabilities	91,961	79,092
Total	377,789	353,397
Other commitments and other contingent liabilities
The Group’s other irrevocable commitments and other contingent liabilities without considering collateral or provisions were € 74 million as of June 30, 2026 and € 73 million as of December 31, 2025. The number considers the maximum potential amounts to be funded by the Group if all these commitments and contingent liabilities were utilized at the same time. The amount therefore does not contain the expected future cash flows from these commitments and contingent liabilities as many will expire without being drawn or the arising claims will be honored by the customers or can be recovered from proceeds of arranged collateral.